Long-Term Debt - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Term loan	$ 115,625	$ 121,875
Less: Current portion	(6,250)	(6,250)
Team loan non-current portion gross	109,375	115,625
Less: unamortized deferred financing costs	(2,745)	(3,539)
Term loan, net of current portion	$ 106,630	$ 112,086